FINANCIAL RISK MANAGEMENT (Details 18) - PEN (S/) S/ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	S/ 102,744	S/ 110,254
Pension funds [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	48,868	42,871
Investment funds [member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	37,567	51,484
Equity managed [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	12,874	12,417
Bank trusts [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	S/ 3,435	S/ 3,482